Other intangible assets (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 35,648		₨ 27,659
Ending balance	27,246	$ 359	35,648
In-process research and development assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,113		10,987
Add: Additions during the year	153		3,557
Less: Disposals/De-recognitions	(1,879)		0
Less: Impairments during the year	(4,435)		(8,099)
Effect of changes in exchange rates	186		(332)
Ending balance	₨ 138		₨ 6,113